CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Real estate sales, net of sales taxes of US$26,373,671 in 2010, US$40,278,653 in 2011 and US$54,487,403 in 2012	$ 898,048,522	$ 673,381,593	$ 438,791,962
Real estate lease income	3,253,768	2,834,080	180,891
Other revenue	13,496,262	11,292,523	10,998,992
Total revenue	914,798,552	687,508,196	449,971,845
Cost of revenue:
Cost of real estate sales	(611,570,163)	(477,140,798)	(325,706,756)
Cost of real estate lease income	(1,542,912)	(1,131,787)	(1,309,972)
Other costs	(21,650,195)	(9,504,214)	(7,435,828)
Total cost of revenue	(634,763,270)	(487,776,799)	(334,452,556)
Gross profit	280,035,282	199,731,397	115,519,289
Selling and distribution expenses	(17,942,114)	(16,208,559)	(10,724,040)
General and administrative expenses	(38,829,308)	(27,230,865)	(22,208,545)
Operating income	223,263,860	156,291,973	82,586,704
Interest income	9,018,626	5,293,920	2,218,156
Other income			2,381,037
Exchange gains		56,725	201,592
Share of income in an equity investee			226,579
Change in fair value of warrant liability			841,560
Income from operations before income taxes	232,282,486	161,642,618	88,455,628
Income taxes	(74,174,627)	(58,637,489)	(37,333,374)
Net income	158,107,859	103,005,129	51,122,254
Net loss/(income) attributable to non-controlling interest	(1,110,264)	(707,259)	17,957
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	156,997,595	102,297,870	51,140,211
Earnings per share:
Basic	$ 1.09	$ 0.68	$ 0.34
Diluted	$ 1.08	$ 0.68	$ 0.33
Shares used in computation:
Basic	144,258,862	151,314,945	152,577,960
Diluted	144,731,014	151,314,945	155,397,355
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,150,412	28,447,636	14,793,091
Comprehensive income	160,258,271	131,452,765	65,915,345
Less: comprehensive income attributable to non-controlling interest	(1,119,828)	(744,043)	17,957
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 159,138,443	$ 130,708,722	$ 65,933,302